COVID-19 Impact (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) ZAR_per_AUD $ / oz	Jun. 30, 2019 ZAR (R) ZAR_per_AUD $ / oz	Jun. 30, 2018 ZAR (R) $ / oz	Jun. 30, 2020 R / $	Jun. 30, 2020 $ / oz	Jun. 30, 2020 R / kg	Apr. 03, 2020 R / $	Jan. 01, 2020 R / $	Jun. 30, 2019 R / $	Jun. 30, 2019 $ / oz	Jun. 30, 2019 R / kg	Jun. 30, 2018 R / kg
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Exchange Rate Beginning Of Calendar Year | R / $								14.00
Exchange Rate Maximum Reached | R / $							19.05
Closing foreign exchange rate	11.96	9.91		17.32					14.13
ZARAUD Exchange Percentage Change	21.00%
Foreign exchange translation gain/(loss)	R 1,199	R (50)	R 83
Spot price of gold | $ / oz					1,781					1,410
Spot gold price percentage change	26.00%
Average gold price percentage change	21.00%
Average gold spot price | $ / oz	1,529	1,263
Long term year 4 onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing Price Of Gold Assumption			1,250		1,350	630,000				1,290	585,000	535,000
average US$ gold price x average ZAR/US$ rate [Member]
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Increase in revenue	R 5,200
average exchange rate x prior year gold price [Member]
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Increase in revenue	R 2,300